IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Exposure to Credit Risk

Exposure to credit risk

$ millions, as at	2019 Apr. 30	2018 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$172,889	$151,299
Undrawn commitments	51,380	50,797
Repo-style transactions	154,188	137,759
Other off-balance sheet	80,694	80,502
OTC derivatives	26,113	21,621
Gross exposure at default (EAD) on business and government portfolios	485,264	441,978
Less: Collateral held for repo-style transactions	142,287	125,368
Net EAD on business and government portfolios	342,977	316,610
Retail portfolios – advanced internal ratings-based approach
Drawn	254,904	259,128
Undrawn commitments	75,378	73,954
Other off-balance sheet	313	286
Gross EAD on retail portfolios	330,595	333,368
Standardized portfolios	61,247	51,983
Securitization exposures	10,968	13,661
Gross EAD	$888,074	$840,990
Net EAD	$745,787	$715,622

Summary of Risk Measurement

The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2019 Apr. 30		2018 Oct. 31
	Exposure (1)
Investment grade	$7.16	85.8%	$6.78	87.3%
Non-investment grade	1.16	13.9	0.97	12.5
Watch list	0.02	0.2	0.01	0.1
Default	0.01	0.1	0.01	0.1
	$8.35	100.0%	$7.77	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks

							As at or for the three months ended		As at or for the six months ended
$ millions				2019 Apr. 30		2019 Jan. 31		2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$6.5	$2.8	$4.6	$4.2	$4.5	$4.1	$5.3	$4.1	$4.1	$4.3
Credit spread risk	1.7	0.9	1.4	1.3	1.1	1.3	1.4	1.0	1.3	0.9
Equity risk	7.3	1.7	1.8	3.2	2.7	3.5	2.4	3.3	3.4	2.9
Foreign exchange risk	2.5	0.7	1.2	1.4	1.5	1.3	2.7	2.0	1.4	2.2
Commodity risk	2.4	1.1	2.1	1.8	1.3	1.4	1.5	1.7	1.6	2.1
Debt specific risk	2.1	1.4	1.6	1.7	1.6	1.5	1.6	1.5	1.6	1.4
Diversification effect(1)	n/m	n/m	(8.8)	(8.5)	(7.7)	(7.8)	(9.1)	(7.9)	(8.2)	(8.3)
Total VaR (one-day measure)	$8.2	$3.6	$3.9	$5.1	$5.0	$5.3	$5.8	$5.7	$5.2	$5.5
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities

Stressed VaR by risk type – trading portfolio

							As at or for the three months ended		As at or for the six months ended
$ millions				2019 Apr. 30		2019 Jan. 31		2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$37.0	$8.9	$15.8	$18.5	$17.6	$15.8	$16.3	$14.8	$17.1	$18.2
Credit spread risk	17.1	10.7	13.5	13.5	10.0	13.6	13.4	9.7	13.5	8.0
Equity risk	6.7	1.4	1.5	2.9	3.4	5.2	3.5	4.0	4.0	3.0
Foreign exchange risk	26.8	0.6	16.7	10.3	8.2	7.3	5.0	7.0	8.8	6.8
Commodity risk	4.1	1.7	3.5	2.7	2.3	2.6	1.9	2.8	2.7	2.9
Debt specific risk	7.2	4.5	5.3	5.4	5.9	6.0	5.0	4.4	5.7	3.8
Diversification effect(1)	n/m	n/m	(46.8)	(42.1)	(36.7)	(32.4)	(30.0)	(26.3)	(37.1)	(29.8)
Stressed total VaR (one-day measure)	$22.4	$3.5	$9.5	$11.2	$10.7	$18.1	$15.1	$16.4	$14.7	$12.9
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities

Incremental risk charge – trading portfolio

							As at or for the three months ended		As at or for the six months ended
$ millions				2019 Apr. 30		2019 Jan. 31		2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$214.8	$175.9	$200.2	$194.9	$180.9	$193.8	$137.0	$147.9	$194.4	$131.8
Migration risk	88.8	55.8	80.5	69.0	67.2	57.3	69.5	56.8	63.1	61.3
IRC (one-year measure) (1)	$301.5	$236.3	$280.7	$263.9	$248.1	$251.1	$206.5	$204.7	$257.5	$193.1
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at	2019 Apr. 30		2019 Jan. 31		2018 Apr. 30
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$289	$18	$241	$50	$200	$17
Increase (decrease) in present value of shareholders’ equity	(455)	(215)	(418)	(286)	(346)	(250)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(346)	(30)	(301)	(64)	(277)	(52)
Increase (decrease) in present value of shareholders’ equity	348	72	333	78	270	263
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources

Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2019	Cash and deposits with banks	$14,407	$–	$14,407	$781	$13,626
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	84,063	78,598	162,661	90,102	72,559
	Other debt securities	6,242	2,394	8,636	1,965	6,671
	Equities	28,136	20,921	49,057	24,898	24,159
	Canadian government guaranteed National Housing Act mortgage-backed securities	45,129	662	45,791	12,390	33,401
	Other liquid assets (2)	8,595	433	9,028	8,176	852
		$186,572	$103,008	$289,580	$138,312	$151,268
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values

The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,178	$–	$–	$–	$–	$–	$–	$–	$–	$4,178
Interest-bearing deposits with banks	10,229	–	–	–	–	–	–	–	–	10,229
Securities	3,812	3,199	2,681	2,234	3,577	8,901	39,037	29,421	28,685	121,547
Cash collateral on securities borrowed	5,279	–	–	–	–	–	–	–	–	5,279
Securities purchased under resale agreements	26,457	15,231	4,189	826	102	2,001	–	–	–	48,806
Loans
Residential mortgages	2,813	6,814	10,961	10,456	11,465	52,362	103,466	8,620	439	207,396
Personal	561	623	787	945	1,216	208	1,985	2,494	34,294	43,113
Credit card	266	531	797	796	797	3,186	6,272	–	–	12,645
Business and government	14,166	3,970	3,930	4,583	4,624	17,580	39,579	14,441	18,942	121,815
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,751)	(1,751)
Derivative instruments	1,542	1,897	1,350	2,180	932	2,241	4,409	7,552	–	22,103
Customers’ liability under acceptances	8,874	784	67	2	–	–	–	–	–	9,727
Other assets	–	–	–	–	–	–	–	–	29,022	29,022
	$78,177	$33,049	$24,762	$22,022	$22,713	$86,479	$194,748	$62,528	$109,631	$634,109
October 31, 2018	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
Liabilities
Deposits (1)	$26,488	$30,142	$40,371	$33,914	$26,055	$25,999	$50,986	$9,234	$234,351	$477,540
Obligations related to securities sold short	14,188	–	–	–	–	–	–	–	–	14,188
Cash collateral on securities lent	1,888	–	–	–	–	–	–	–	–	1,888
Obligations related to securities sold under repurchase agreements	47,027	2,315	161	5	–	–	–	–	–	49,508
Derivative instruments	1,400	1,967	1,609	1,681	1,045	2,893	3,841	8,403	–	22,839
Acceptances	8,892	784	67	2	–	–	–	–	–	9,745
Other liabilities	–	–	–	–	–	–	–	–	17,017	17,017
Subordinated indebtedness	–	–	–	–	–	–	–	4,171	–	4,171
Equity	–	–	–	–	–	–	–	–	37,213	37,213
	$99,883	$35,208	$42,208	$35,602	$27,100	$28,892	$54,827	$21,808	$288,581	$634,109
October 31, 2018	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
(1)

Comprises $174.7 billion (October 31, 2018: $163.9 billion) of personal deposits of which $162.9 billion (October 31, 2018: $153.2 billion) are in Canada and $11.8 billion (October 31, 2018: $10.7 billion) are in other countries; $288.0 billion (October 31, 2018: $282.7 billion) of business and government deposits and secured borrowings of which $210.3 billion (October 31, 2018: $211.9 billion) are in Canada and $77.7 billion (October 31, 2018: $70.8 billion) are in other countries; and $14.8 billion (October 31, 2018: $14.4 billion) of bank deposits of which $6.1 billion (October 31, 2018: $5.9 billion) are in Canada and $8.7 billion (October 31, 2018: $8.5 billion) are in other countries.

Summary of Off-Balance Sheet Credit Related Commitments

Credit-related commitments

The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$37,033	$5,275	$4,559	$–	$–	$–	$–	$–	$–	$46,867
Unutilized credit commitments	1,123	5,982	2,730	1,892	2,878	14,026	48,802	2,451	154,559	234,443
Backstop liquidity facilities	440	332	741	8,645	186	443	–	13	–	10,800
Standby and performance letters of credit	2,458	2,042	1,751	4,086	1,830	555	963	113	–	13,798
Documentary and commercial letters of credit	76	55	72	22	25	–	1	–	–	251
	$41,130	$13,686	$9,853	$14,645	$4,919	$15,024	$49,766	$2,577	$154,559	$306,159
October 31, 2018	$43,053	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,257
(1)	Includes $119.8 billion (October 31, 2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.9 billion (October 31, 2018: $2.7 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs

The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at April 30, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	Total
Operating leases	$42	$85	$126	$126	$125	$511	$1,303	$3,333	$5,651
Purchase obligations (1)	125	226	217	165	168	453	637	104	2,095
Pension contributions (2)	100	–	–	–	–	–	–	–	100
Underwriting commitments	251	–	–	–	–	–	–	–	251
Investment commitments	–	–	4	1	4	2	4	204	219
	$518	$311	$347	$292	$297	$966	$1,944	$3,641	$8,316
October 31, 2018	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
(1)

Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)

Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.